Deferred Tax as Restated	12 Months Ended
Dec. 31, 2021
Deferred Tax Assets And Liabilities [Abstract]
Deferred Tax as Restated

22. DEFERRED TAX (AS RESTATED)

The movements in deferred tax liabilities and assets during the years ended December 31, 2021 and 2020 are as follows:

Deferred tax liabilities

	Collaboration revenue	Difference allowance in excess of related depreciation	Right of use assets	Total
	US$’000	US$’000	US$’000	US$’000
At January 1, 2020	(42,317)	(5,387)	—	(47,704)
Deferred tax charged/(credited) to the statement of profit or loss during the year	14,106	(1,285)	(159)	12,662
Gross deferred tax liabilities at December 31, 2020	(28,211)	(6,672)	(159)	(35,042)
At January 1, 2021	(28,211)	(6,672)	(159)	(35,042)
Deferred tax charged/(credited) to the statement of profit or loss during the year	14,086	(1,964)	159	12,281
Gross deferred tax liabilities at December 31, 2021	(14,125)	(8,636)	—	(22,761)

Deferred tax assets

	Losses available for offsetting against future taxable profits	Difference in intangible assets amortization	Accrued expense	Lease liabilities	R&D credit	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
At January 1, 2020	216	4,845	—	—	655	5,716
Deferred tax charged to the statement of profit or loss during the year	14,865	497	608	165	8,950	25,085
Gross deferred tax assets at December 31, 2020	15,081	5,342	608	165	9,605	30,801
At January 1, 2021	15,081	5,342	608	165	9,605	30,801
Deferred tax charged to the statement of profit or loss during the year	5,367	(4,286)	649	(165)	(9,605)	(8,040)
Gross deferred tax assets at December 31, 2021	20,448	1,056	1,257	—	—	22,761

For presentation purposes, certain deferred tax assets and liabilities have been offset in the statement of financial position. The following is an analysis of the deferred tax balances of the Group for financial reporting purposes:

	2021	2020
	US$’000	US$’000
Net deferred tax liabilities recognised in the consolidated statement of financial position	—	4,241

The Group has tax losses arising in Hong Kong of US$38,000 in 2021 (2020: US$25,000) that are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose.

The Group has tax losses arising in Mainland China of US$91.8million in 2021 (2020: US$60.0 million) that will expire in 5 years for offsetting against future taxable profits of the companies in which the losses arose.

The Group has tax losses arising in Ireland of US$82.9 million in 2021 (2020 US$71.3 million) that can be carried back for 1 year and carried forward indefinitely for offsetting against taxable profits of the company.

The Group has tax losses arising in the United States of America of US$226.6 million in 2021 (2020: nil) that are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose.

The Group has tax losses arising in Belgium of US$0.5 million in 2021 (2020: nil) that are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose.

Deferred tax assets have not been recognized in respect of these tax losses as it is not considered probable that taxable profits will be available against which the tax losses can be utilized.

Deferred tax assets have not been recognized in respect of the following items:

	2021	2020
	US$’000	US$’000
Deductible temporary differences	15,420	12,842
Tax losses	609,200	200,523
	624,620	213,365

Deferred income tax assets are recognized for tax losses carried-forward to the extent that realization of the related tax benefit through future taxable profits is probable. Deferred tax assets have not been recognized in respect of the above items as it is not considered probable that taxable profits will be available against which the above items can be utilized.

Pursuant to the PRC Corporate Income Tax Law, a 10% withholding tax is levied on dividends declared to foreign investors from the foreign investment enterprises established in Mainland China. The requirement is effective from January 1, 2008 and applies to earnings after December 31, 2007. A lower withholding tax rate may be applied if there is a tax treaty between Mainland China and the jurisdiction of the foreign investors. For the Group, the applicable rate is 10%. The Group is therefore liable for withholding taxes on dividends distributed by those subsidiaries established in Mainland China in respect of earnings generated from January 1, 2008.

At December 31, 2021 and 2020, the subsidiaries in Mainland China had no distributable retained earnings.

According to the US tax laws, dividends payable by the Group’s US entity, to non-US resident enterprises shall be subject to 30% withholding tax. A lower withholding tax rate may be applied if there is a tax treaty between US and the jurisdiction of the foreign investors. For the Group, the applicable rate is 5%. The Group is therefore liable for withholding taxes on dividends distributed by those subsidiaries established in US.

At December 31, 2021 and 2020, the subsidiary in US had no distributable retained earnings.